Trading Activities (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Gross and Net Amounts Recognized Relating to Assets and Liabilities of Partnership's Derivative Instruments and Transactions Eligible for Offset Subject to Master Netting Agreements or Similar Agreements

The following tables summarize the gross and net amounts recognized relating to the assets and liabilities of the Partnership’s derivative instruments and transactions eligible for offset subject to master netting agreements or similar agreements as of December 31, 2017 and 2016, respectively.

		Gross Amounts	Amounts
		Offset in the	Presented in the	Gross Amounts Not Offset in the
	Gross	Statements of	Statements of	Statements of Financial Condition
	Amounts	Financial	Financial	Financial	Cash Collateral
December 31, 2017	Recognized	Condition	Condition	Instruments	Received/Pledged*	Net Amount
Assets
Futures	$6,470,501	$(1,945,563)	$4,524,938	$-	$-	$4,524,938
Forwards	3,276,785	(1,985,045)	1,291,740	-	-	1,291,740

Total assets	$9,747,286	$(3,930,608)	$5,816,678	$-	$-	$5,816,678

Liabilities
Futures	$(1,945,563)	$1,945,563	$-	$-	$-	$-
Forwards	(1,985,045)	1,985,045	-	-	-	-

Total liabilities	$(3,930,608)	$3,930,608	$-	$-	$-	$-

Net fair value						$5,816,678	*

		Gross Amounts	Amounts
		Offset in the	Presented in the	Gross Amounts Not Offset in the
	Gross	Statements of	Statements of	Statements of Financial Condition
	Amounts	Financial	Financial	Financial	Cash Collateral
December 31, 2016	Recognized	Condition	Condition	Instruments	Received/Pledged*	Net Amount
Assets
Futures	$4,631,978	$(1,950,039)	$2,681,939	$-	$-	$2,681,939
Forwards	3,216,237	(3,073,833)	142,404	-	-	142,404

Total assets	$7,848,215	$(5,023,872)	$2,824,343	$-	$-	$2,824,343

Liabilities
Futures	$(1,950,039)	$1,950,039	$-	$-	$-	$-
Forwards	(3,073,833)	3,073,833	-	-	-	-

Total liabilities	$(5,023,872)	$5,023,872	$-	$-	$-	$-

Net fair value						$2,824,343	*

*

In the event of default by the Partnership, MS&Co., the Partnership’s commodity futures broker and the sole counterparty to the Partnership’s non-exchange-traded contracts, as applicable, has the right to offset the Partnership’s obligation with the Partnership’s cash and/or U.S. Treasury bills held by MS&Co., thereby minimizing MS&Co.’s risk of loss. In certain instances, MS&Co. may not post collateral and as such, in the event of default by MS&Co., the Partnership is exposed to the amount shown in the Statements of Financial Condition. In the case of exchange-traded contracts, the Partnership’s exposure to counterparty risk may be reduced since the exchange’s clearinghouse interposes its credit between buyer and seller and the clearinghouse’s guarantee funds may be available in the event of a default.

Summary of Gross Fair Values of Derivative Instruments of Futures and Forward Contracts as Separate Assets and Liabilities

The following tables indicate the gross fair values of derivative instruments of futures and forward contracts as separate assets and liabilities as of December 31, 2017 and 2016, respectively.

	December 31, 2017
Assets

Futures Contracts
Commodity	$3,582,239
Equity	1,462,121
Currencies	76,914
Interest Rates	1,349,227

Total unrealized appreciation on open futures contracts	6,470,501

Liabilities
Futures Contracts
Commodity	(538,303)
Equity	(436,625)
Currencies	(11,984)
Interest Rates	(958,651)

Total unrealized depreciation on open futures contracts	(1,945,563)

Net unrealized appreciation on open futures contracts	$4,524,938	*

Assets
Forward Contracts
Commodity	$1,760,347
Currencies	1,516,438

Total unrealized appreciation on open forward contracts	3,276,785

Liabilities
Forward Contracts
Commodity	(303,656)
Currencies	(1,681,389)

Total unrealized depreciation on open forward contracts	(1,985,045)

Net unrealized appreciation on open forward contracts	$1,291,740	**

*	This amount is in “Net unrealized appreciation on open futures contracts” in the Statements of Financial Condition.

**	This amount is in “Net unrealized appreciation on open forward contracts” in the Statements of Financial Condition.

	December 31, 2016
Assets
Futures Contracts
Commodity	$1,806,267
Equity	1,364,057
Currencies	74,032
Interest Rates	1,387,622

Total unrealized appreciation on open futures contracts	4,631,978

Liabilities
Futures Contracts
Commodity	(961,741)
Equity	(713,988)
Currencies	(8,214)
Interest Rates	(266,096)

Total unrealized depreciation on open futures contracts	(1,950,039)

Net unrealized appreciation on open futures contracts	$2,681,939	*

Assets
Forward Contracts
Commodity	$329,971
Currencies	2,886,266

Total unrealized appreciation on open forward contracts	3,216,237

Liabilities
Forward Contracts
Commodity	(808,016)
Currencies	(2,265,817)

Total unrealized depreciation on open forward contracts	(3,073,833)

Net unrealized appreciation on open forward contracts	$142,404	**

*	This amount is in “Net unrealized appreciation on open futures contracts” in the Statements of Financial Condition.

**	This amount is in “Net unrealized appreciation on open forward contracts” in the Statements of Financial Condition.

Trading Gains and Losses, by Market Sector, on Derivative Instruments

The following table indicates the trading gains and losses, by market sector, on derivative instruments for the years ended December 31, 2017, 2016 and 2015, respectively.

Sector	2017		2016		2015
Commodity	$(671,410)		$(22,477,498)		$7,417,322
Equity	27,931,380		(3,793,015)		(860,090)
Currencies	(10,774,286)		(1,241,179)		5,660,876
Interest Rates	(5,786,047)		8,122,229		(4,684,938)

Total	$10,699,637	***	$(19,389,463)	***	$7,533,170	***

*** This amount is in “Total trading results” in the Statements of Income and Expenses.